Business Segmental Data (Tables)	12 Months Ended
Mar. 31, 2020
Business Segmental Data
Schedule of Segment by Geographical Areas
	Year ended March 31
	2020	2019	2018
	(in thousands)
Revenue by region of domicile of Group’s operation
India	$41,119	$100,387	$98,073
Europe	26,927	63,196	27,028
North America	1,309	1,759	1,244
Rest of the world	86,097	104,784	134,908
Total Revenue(*)	$155,452	$270,126	$261,253

	Year ended March 31
	2020	2019	2018
	(in thousands)
Revenue by region of domicile of customer’s location
India	$44,887	$116,078	$109,986
Europe	94,887	2,345	7,739
North America	6,078	5,682	5,147
Rest of the world	9,600	146,021	138,381
Total Revenue(*)	$155,452	$270,126	$261,253

	Year ended March 31
	2020	2019	2018
	(in thousands)
Revenue by source
Theatrical	$10,586	$69,542	$79,069
Satellite Content licensing	7,112	77,453	97,168
Digital and other ancillary(*)	137,754	123,131	85,016
Total Revenue(**)	$155,452	$270,126	$261,253

(*) the ancillary includes revenue from providing producer support and VFX services to customers

(**) Net of significant discounting component $5,558 (2019: $34,467 and 2018: $6,816 ). [Refer Note 19]

	Total	India	North America	Europe	Rest of the World
	(in thousands)
Non-current assets(*)
As of March 31, 2020	$475,633	$152,340	$1	$25,860	$297,432
As of March 31, 2019	$722,043	$336,431	$4	$34,217	$351,391

(*) Non-current assets include property and equipment, right of use assets, intangibles assets (content and others) and restricted deposit by geographic area.